Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash equivalents
Cash and cash equivalents	1,653,260	3,260,808	$ 3,752,375	$ 3,786,846
Allowance for doubtful accounts	(3,683,842)	2,981,705	2,625,765
Impairment charges
Recognized revenue	1,290,000	1,430,000
Stock based compensation expenses	$ 629,000	$ 583,000	$ 273,000
Number of reportable segments | Number	2
Average Yearly RMB [Member]
Foreign currency exchange rate, translation	6.6079	6.7561	6.6403